Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 21, 2013
Entity Registrant Name	dei_EntityRegistrantName	ETF Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001551030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 04, 2013
Document Effective Date	dei_DocumentEffectiveDate	Sep. 04, 2013
Prospectus Date	rr_ProspectusDate	Aug. 21, 2013
Sage Quant Low Volatility and Dividend Fund (Prospectus Summary) | Sage Quant Low Volatility and Dividend Fund | Sage Quant Low Volatility and Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SQLV